UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7162

Western Asset High Income Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET HIGH INCOME FUND INC.

FORM N-Q

MARCH 31, 2011

Schedule of investments (unaudited)

March 31, 2011

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
CORPORATE BONDS & NOTES — 86.1%
CONSUMER DISCRETIONARY — 18.8%
Automobiles — 1.0%
Ford Motor Credit Co., LLC, Senior Notes	9.875%	8/10/11	190,000	$195,426
Ford Motor Credit Co., LLC, Senior Notes	7.500%	8/1/12	105,000	111,994
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	250,000	73,125	(a)(b)
Motors Liquidation Co., Senior Notes	8.375%	7/15/33	435,000	131,587	(b)
Total Automobiles				512,132
Diversified Consumer Services — 0.8%
Service Corp. International, Senior Notes	7.500%	4/1/27	150,000	143,250
Sotheby’s, Senior Notes	7.750%	6/15/15	160,000	177,800
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, Senior Notes	10.250%	12/1/17	85,000	87,763
Total Diversified Consumer Services				408,813
Hotels, Restaurants & Leisure — 6.8%
Ameristar Casinos Inc., Senior Notes	7.500%	4/15/21	110,000	109,037	(c)
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	40,000	38,300
CCM Merger Inc., Notes	8.000%	8/1/13	160,000	160,000	(c)
CityCenter Holdings LLC / CityCenter Finance Corp., Senior Secured Notes	10.750%	1/15/17	220,000	228,250	(c)(d)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	165,000	174,900	(c)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	275,000	257,125
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	85,000	88,719
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	361,000	289,702
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	229,000	215,260
Hoa Restaurant Group LLC/Hoa Finance Corp., Senior Secured Notes	11.250%	4/1/17	70,000	71,750	(c)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	1.250%	11/30/20	206,000	113,300	(c)(d)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	8.750%	11/30/20	114,000	112,575	(c)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	100,000	99,500	(c)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	145,000	156,962
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	30,000	32,475	(c)
MGM MIRAGE Inc., Senior Notes	5.875%	2/27/14	260,000	249,600
MGM MIRAGE Inc., Senior Notes	6.625%	7/15/15	20,000	19,050
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	15,000	17,250
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	40,000	46,000
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	410,000	367,975
NCL Corp. Ltd., Senior Notes	9.500%	11/15/18	200,000	211,500	(c)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	150,000	174,000
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	85,000	93,075
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	30,000	30,675
Snoqualmie Entertainment Authority, Senior Secured Notes	4.204%	2/1/14	90,000	81,900	(c)(e)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	15,000	15,000	(c)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	215,000	22	(b)(f)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	90,000	9	(b)(f)
Station Casinos Inc., Senior Subordinated Notes	6.500%	2/1/14	175,000	18	(b)(f)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	20,000	2	(b)(f)
Total Hotels, Restaurants & Leisure				3,453,931
Household Durables — 0.4%
DirectBuy Holdings Inc., Senior Secured Notes	12.000%	2/1/17	100,000	76,500	(c)
Standard Pacific Corp., Senior Notes	8.375%	1/15/21	110,000	114,263	(c)
Total Household Durables				190,763
Internet & Catalog Retail — 0.7%
Netflix Inc., Senior Notes	8.500%	11/15/17	130,000	147,063
QVC Inc., Senior Secured Notes	7.375%	10/15/20	195,000	204,262	(c)
Total Internet & Catalog Retail				351,325

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Media — 5.3%
Affinity Group Inc., Senior Secured Notes	11.500%	12/1/16	70,000	$73,850	(c)
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	64,850	77,982
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	200,000	218,500
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	60,000	61,500	(c)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	260,000	274,300	(c)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	160,000	180,000	(c)
CSC Holdings Inc., Senior Debentures	7.875%	2/15/18	230,000	256,450
DISH DBS Corp., Senior Notes	6.625%	10/1/14	20,000	21,225
DISH DBS Corp., Senior Notes	7.875%	9/1/19	45,000	48,938
EchoStar DBS Corp., Senior Notes	7.125%	2/1/16	70,000	75,075
Globo Communicacoes e Participacoes SA, Bonds	7.250%	4/26/22	140,000	150,500	(c)
LBI Media Inc., Senior Secured Notes	9.250%	4/15/19	140,000	141,050	(c)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	100,000	115,000
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	7.750%	10/15/18	300,000	323,250	(c)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	120,000	124,800	(c)
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	55,000	59,675	(c)
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	130,000	138,125	(c)
UPC Holding BV, Senior Notes	9.875%	4/15/18	65,000	72,150	(c)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	260,000	256,100	(c)
Total Media				2,668,470
Multiline Retail — 0.4%
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	235,000	216,200
Specialty Retail — 2.3%
American Greetings Corp., Senior Notes	7.375%	6/1/16	275,000	285,656
American Greetings Corp., Senior Notes	7.375%	6/1/16	35,000	34,956
American Greetings Corp., Senior Notes	7.375%	6/1/16	20,000	19,975
Edcon Proprietary Ltd., Senior Secured Notes	9.500%	3/1/18	210,000	211,050	(c)
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	110,000	120,450
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	330,000	338,250
PETCO Animal Supplies Inc., Senior Notes	9.250%	12/1/18	130,000	139,750	(c)
Total Specialty Retail				1,150,087
Textiles, Apparel & Luxury Goods — 1.1%
Burlington Coat Factory Warehouse Corp., Senior Notes	10.000%	2/15/19	90,000	87,750	(c)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	30,000	31,950	(c)
Giraffe Acquisition Corp., Senior Notes	9.125%	12/1/18	180,000	175,500	(c)
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	245,000	275,012
Total Textiles, Apparel & Luxury Goods				570,212
TOTAL CONSUMER DISCRETIONARY				9,521,933
CONSUMER STAPLES — 1.2%
Food Products — 1.1%
Blue Merger Sub Inc., Senior Notes	7.625%	2/15/19	220,000	224,125	(c)
Bumble Bee Acquisiton Co., Senior Secured Notes	9.000%	12/15/17	80,000	83,600	(c)
Simmons Foods Inc., Senior Secured Notes	10.500%	11/1/17	210,000	227,325	(c)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	23,000	27,198
Total Food Products				562,248
Tobacco — 0.1%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	40,000	40,750
TOTAL CONSUMER STAPLES				602,998

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
ENERGY — 13.1%
Energy Equipment & Services — 1.7%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	110,000	$116,600
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	150,000	153,750
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	175,000	180,250	(c)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	130,000	132,600
Parker Drilling Co., Senior Notes	9.125%	4/1/18	140,000	151,200
Precision Drilling Corp., Senior Notes	6.625%	11/15/20	120,000	123,900	(c)
Total Energy Equipment & Services				858,300
Oil, Gas & Consumable Fuels — 11.4%
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	365,000	366,825
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	110,000	128,150
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	30,000	31,013
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	210,000	224,700
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	160,000	179,200
Concho Resources Inc., Senior Notes	7.000%	1/15/21	40,000	42,200
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	140,000	155,925
Copano Energy LLC, Senior Notes	7.125%	4/1/21	80,000	81,200
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	266,798	254,792	(c)(d)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	50,000	54,750
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	128,000	143,680
El Paso Corp., Notes	7.875%	6/15/12	103,000	109,915
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	130,000	142,025
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	100,000	108,116	(e)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	75,000	77,917	(e)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	240,000	244,800
James River Escrow Inc., Senior Notes	7.875%	4/1/19	70,000	72,800	(c)
KazMunaiGaz Finance Sub BV, Senior Notes	8.375%	7/2/13	100,000	111,370	(c)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	70,000	78,050	(c)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	7.750%	2/1/21	60,000	64,350	(c)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	140,000	151,018	(c)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	45,000	49,275
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.750%	11/1/20	70,000	72,100
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	110,000	110,138
MEG Energy Corp., Senior Notes	6.500%	3/15/21	180,000	183,150	(c)
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	105,000	113,400	(c)
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	280,000	312,200	(c)
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	140,000	138,250
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	40,000	45,250
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	55,000	57,871
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	20,000	20,704
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	175,000	172,375	(c)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	60,000	57,300	(c)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	130,000	147,225
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	115,000	128,513
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	275,000	321,750
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.875%	12/1/18	130,000	139,100
SandRidge Energy Inc., Senior Notes	7.500%	3/15/21	250,000	259,687	(c)
Teekay Corp., Senior Notes	8.500%	1/15/20	220,000	239,525
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	210,000	236,250	(c)
Venoco Inc., Senior Notes	8.875%	2/15/19	20,000	20,025	(c)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Oil, Gas & Consumable Fuels — continued
Whiting Petroleum Corp., Senior Subordinated Notes	6.500%	10/1/18	110,000		$114,400
Williams Partners LP, Senior Notes	5.250%	3/15/20	10,000		10,450
Total Oil, Gas & Consumable Fuels					5,771,734
TOTAL ENERGY					6,630,034
FINANCIALS — 7.0%
Capital Markets — 0.2%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	110,000		111,292
Commercial Banks — 1.9%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	140,000		122,521
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	94,619		94,974
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	160,000		160,600
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	100,000		107,500	(c)(e)(g)
ICICI Bank Ltd., Junior Subordinated Bonds	6.375%	4/30/22	140,000		139,647	(c)(e)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	140,000		144,200
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	90,000		93,150
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	80,000		75,200	(e)(g)
Total Commercial Banks					937,792
Consumer Finance — 1.8%
Ally Financial Inc., Debentures	0.000%	6/15/15	410,000		320,312
Ally Financial Inc., Senior Bonds	0.000%	12/1/12	160,000		150,416
Ally Financial Inc., Senior Notes	7.500%	12/31/13	30,000		32,588
Ally Financial Inc., Senior Notes	7.500%	9/15/20	180,000		192,825	(c)
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	100,000	EUR	150,046
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	70,000		78,507
Total Consumer Finance					924,694
Diversified Financial Services — 2.5%
Bank of America Corp., Notes, Preferred Securities	8.000%	1/30/18	15,000		16,152	(e)(g)
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	70,000		79,975	(c)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	110,000		120,037
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	30,000		31,125
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	70,000		71,488
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	390,000		441,675
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	230,000		252,425
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	130,000		134,225
Residential Capital LLC, Junior Secured Notes	9.625%	5/15/15	120,000		121,650
Total Diversified Financial Services					1,268,752
Insurance — 0.6%
American International Group Inc., Senior Notes	8.250%	8/15/18	100,000		117,285
Dai-ichi Life Insurance Co., Ltd., Subordinated Notes	7.250%	7/25/21	70,000		69,435	(c)(e)(g)
ING Capital Funding Trust III, Junior Subordinated Bonds	3.907%	6/30/11	40,000		38,972	(e)(g)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	60,000		64,800	(c)
Total Insurance					290,492
TOTAL FINANCIALS					3,533,022
HEALTH CARE — 4.3%
Health Care Equipment & Supplies — 0.2%
Biomet Inc., Senior Notes	10.000%	10/15/17	20,000		22,025
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	70,000		77,263	(d)
Total Health Care Equipment & Supplies					99,288
Health Care Providers & Services — 3.8%
American Renal Holdings, Senior Notes	9.750%	3/1/16	160,000		158,800	(c)(d)
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	110,000		116,600
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	455,000		462,962
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	140,000		161,175	(c)
HCA Holdings Inc., Senior Notes	7.750%	5/15/21	110,000		115,225	(c)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Health Care Providers & Services — continued
HCA Inc., Senior Secured Notes	7.875%	2/15/20	275,000	$300,437
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	210,000	175,088
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	60,000	70,575
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	190,000	199,262	(d)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	170,000	174,888
Total Health Care Providers & Services				1,935,012
Pharmaceuticals — 0.3%
Giant Funding Corp., Senior Secured Notes	8.250%	2/1/18	130,000	134,062	(c)
TOTAL HEALTH CARE				2,168,362
INDUSTRIALS — 14.1%
Aerospace & Defense — 1.8%
Acquisition Co. Lanza Parent, Senior Secured Notes	10.000%	6/1/17	120,000	132,900	(c)
FGI Operating Co. Inc., Senior Secured Notes	10.250%	8/1/15	190,000	203,538
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	100,000	110,750
Northrop Grumman Corp., Senior Notes	6.875%	3/15/18	80,000	83,900	(c)
Northrop Grumman Corp., Senior Notes	7.125%	3/15/21	80,000	83,800	(c)
Triumph Group Inc., Senior Notes	8.625%	7/15/18	90,000	99,675
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	205,000	219,862	(c)
Total Aerospace & Defense				934,425
Airlines — 2.3%
American Airlines Pass-Through Trust, Secured Notes	7.000%	1/31/18	80,000	77,600	(c)
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	14,248	14,818
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	8.312%	4/2/11	16,020	16,060
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	173,552	172,684
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	410,000	435,625	(c)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	114,844	118,577
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	54,108	57,354
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	58,000	61,915	(c)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	189,000	200,576	(c)
Total Airlines				1,155,209
Building Products — 1.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	54,600	33,033	(c)(f)
Griffon Corp., Senior Notes	7.125%	4/1/18	40,000	40,900	(c)
GTL Trade Finance Inc., Senior Notes	7.250%	10/20/17	139,000	157,070	(c)
GTL Trade Finance Inc., Senior Notes	7.250%	10/20/17	130,000	146,900	(c)
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	100,000	109,000	(c)
Total Building Products				486,903
Commercial Services & Supplies — 1.8%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	160,000	181,200
ACCO Brands Corp., Senior Subordinated Notes	7.625%	8/15/15	60,000	61,500
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	260,000	279,500	(c)
American Reprographics Co., Senior Notes	10.500%	12/15/16	140,000	152,250	(c)
Geo Group Inc., Senior Notes	7.750%	10/15/17	155,000	166,044
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	80,000	83,600	(c)
Total Commercial Services & Supplies				924,094
Construction & Engineering — 0.9%
Abengoa Finance SAU, Senior Notes	8.875%	11/1/17	150,000	150,375	(c)
Odebrecht Finance Ltd., Senior Notes	7.500%	10/18/17	100,000	110,000	(c)
Odebrecht Finance Ltd., Senior Notes	6.000%	4/5/23	220,000	218,900	(c)
Total Construction & Engineering				479,275

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Electrical Equipment — 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	170,000	$167,875	(c)
Industrial Conglomerates — 0.3%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	120,000	133,200
Marine — 1.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.625%	11/1/17	250,000	260,000
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., Senior Notes	8.125%	2/15/19	80,000	81,000	(c)
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	196,096	160,063	(b)(c)
Total Marine				501,063
Road & Rail — 3.0%
Florida East Coast Holdings Corp., Senior Notes	10.500%	8/1/17	160,000	164,400	(c)(d)
Florida East Coast Industries Inc., Senior Secured Notes	8.125%	2/1/17	170,000	178,287	(c)
Jack Cooper Holdings Corp., Senior Secured Notes	12.750%	12/15/15	210,000	222,600	(c)
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	111,000	134,865
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	290,000	317,550
Kansas City Southern de Mexico, Senior Notes	6.625%	12/15/20	60,000	61,500	(c)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	20,000	23,950
Quality Distribution LLC/QD Capital Corp., Senior Secured Notes	9.875%	11/1/18	200,000	208,500	(c)
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	183,000	203,359
Total Road & Rail				1,515,011
Trading Companies & Distributors — 0.5%
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	90,000	94,387	(c)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	160,000	169,000
Total Trading Companies & Distributors				263,387
Transportation — 0.9%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	250,000	269,375	(c)
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	160,000	166,400	(c)
Total Transportation				435,775
Transportation Infrastructure — 0.3%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	150,000	153,750	(c)
TOTAL INDUSTRIALS				7,149,967
INFORMATION TECHNOLOGY — 3.8%
Communications Equipment — 0.5%
Lucent Technologies Inc., Debentures	6.450%	3/15/29	285,000	246,525
Electronic Equipment, Instruments & Components — 0.6%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	280,000	315,000	(c)
IT Services — 1.6%
Ceridian Corp., Senior Notes	12.250%	11/15/15	143,775	150,964	(d)
First Data Corp., Senior Notes	10.550%	9/24/15	382,687	398,473	(d)
First Data Corp., Senior Notes	11.250%	3/31/16	140,000	140,175
First Data Corp., Senior Secured Notes	7.375%	6/15/19	10,000	10,187	(c)
Interactive Data Corp., Senior Notes	10.250%	8/1/18	80,000	89,000	(c)(h)
Total IT Services				788,799
Semiconductors & Semiconductor Equipment — 1.1%
CDW LLC/CDW Finance Corp., Senior Notes	11.000%	10/12/15	80,000	87,200
CDW LLC/CDW Finance Corp., Senior Notes	11.500%	10/12/15	60,000	65,100	(d)
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	40,000	45,100	(c)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	190,000	202,825
Freescale Semiconductor Inc., Senior Toggle Notes	9.125%	12/15/14	57,776	59,798	(d)
MEMC Electronic Materials Inc., Senior Notes	7.750%	4/1/19	100,000	102,875	(c)
Total Semiconductors & Semiconductor Equipment				562,898
TOTAL INFORMATION TECHNOLOGY				1,913,222

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
MATERIALS — 8.8%
Chemicals — 2.4%
CF Industries Inc., Senior Notes	7.125%	5/1/20	80,000		$91,000
FMC Finance III SA, Senior Notes	6.875%	7/15/17	80,000		84,900
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	110,000		121,000	(c)
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes	9.000%	11/15/20	100,000		103,938	(c)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	100,000		109,625	(c)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	93,000	EUR	144,320	(c)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	148,000		163,540	(c)
Lyondell Chemical Co., Senior Secured Notes	11.000%	5/1/18	160,000		180,400
Solutia Inc., Senior Notes	8.750%	11/1/17	15,000		16,575
Solutia Inc., Senior Notes	7.875%	3/15/20	120,000		130,800
Texas Petrochemical Corp. Group LLC, Senior Secured Notes	8.250%	10/1/17	70,000		74,200	(c)
Total Chemicals					1,220,298
Containers & Packaging — 2.3%
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	200,000		217,500	(c)
Berry Plastics Corp., Senior Secured Notes	9.750%	1/15/21	90,000		89,550	(c)
Pretium Packaging LLC/Pretium Finance Inc., Senior Secured Notes	11.500%	4/1/16	150,000		152,250	(c)
Radnor Holdings Inc., Senior Notes	11.000%	3/15/10	100,000		0	(a)(b)(f)(h)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	8.250%	2/15/21	390,000		388,050	(c)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	65,000		68,250
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	190,000		205,675	(c)(f)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	20,000		21,650	(c)(f)
Total Containers & Packaging					1,142,925
Metals & Mining — 2.7%
Atkore International Inc., Senior Secured Notes	9.875%	1/1/18	80,000		85,800	(c)
Evraz Group SA, Notes	9.500%	4/24/18	100,000		117,700	(c)
Evraz Group SA, Senior Notes	9.500%	4/24/18	100,000		117,438	(c)
FMG Resources (August 2006), Senior Notes	6.375%	2/1/16	50,000		50,625	(c)
FMG Resources (August 2006) Pty Ltd., Senior Notes	7.000%	11/1/15	30,000		31,275	(c)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	330,000		341,962	(c)
Novelis Inc., Senior Notes	8.750%	12/15/20	220,000		243,100	(c)
Ryerson Holding Corp., Senior Secured Notes	0.000%	2/1/15	280,000		149,100
Vale Overseas Ltd., Notes	8.250%	1/17/34	62,000		75,802
Vale Overseas Ltd., Notes	6.875%	11/21/36	68,000		72,581
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	100,000		107,125	(c)
Total Metals & Mining					1,392,508
Paper & Forest Products — 1.4%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	176,000		171,600
Boise Cascade LLC, Senior Subordinated Notes	7.125%	10/15/14	90,000		89,325
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	240,000		241,500
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	60,000		57,600
Verso Paper Holdings LLC, Senior Secured Notes	8.750%	2/1/19	70,000		73,150	(c)
Verso Paper Holdings LLC, Senior Subordinated Notes	11.375%	8/1/16	60,000		63,900
Total Paper & Forest Products					697,075
TOTAL MATERIALS					4,452,806
TELECOMMUNICATION SERVICES — 8.7%
Diversified Telecommunication Services — 5.5%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	250,000		235,625	(c)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	8,000		7,720	(c)
Cincinnati Bell Inc., Senior Notes	8.375%	10/15/20	110,000		108,350
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	15,000		12,075
Cogent Communications Group Inc., Senior Secured Notes	8.375%	2/15/18	130,000		134,388	(c)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	200,000		212,000	(c)
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	430,000		463,325

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Diversified Telecommunication Services — continued
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	250,000	$251,562	(c)
Level 3 Financing Inc., Senior Notes	9.250%	11/1/14	180,000	184,950
Primus Telecommunications Group Inc., Senior Subordinated Secured Notes	14.250%	5/20/13	30,000	30,450	(d)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	170,000	184,237
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	130,000	144,300	(c)
Vimpel Communications, Loan Participation Notes	8.375%	4/30/13	100,000	109,600	(c)
West Corp., Senior Notes	8.625%	10/1/18	120,000	126,900	(c)
West Corp., Senior Notes	7.875%	1/15/19	200,000	204,250	(c)
Wind Acquisition Finance SA, Senior Secured Notes	7.250%	2/15/18	200,000	209,500	(c)
Windstream Corp., Senior Notes	7.500%	4/1/23	200,000	198,000	(c)
Total Diversified Telecommunication Services				2,817,232
Wireless Telecommunication Services — 3.2%
Buccaneer Merger Sub Inc., Senior Notes	9.125%	1/15/19	165,000	175,725	(c)
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	100,000	107,500
Sprint Capital Corp., Global Notes	6.900%	5/1/19	160,000	166,000
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	150,000	139,125
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	550,000	587,812
True Move Co., Ltd., Notes	10.750%	12/16/13	395,000	429,563	(c)
Total Wireless Telecommunication Services				1,605,725
TOTAL TELECOMMUNICATION SERVICES				4,422,957
UTILITIES — 6.3%
Electric Utilities — 1.5%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	280,000	282,800
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	150,000	147,000	(c)
EEB International Ltd., Senior Bonds	8.750%	10/31/14	100,000	108,000	(c)
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	230,000	250,125
Total Electric Utilities				787,925
Gas Utilities — 0.4%
Ferrellgas LP/Ferrellgas Finance Corp., Senior Notes	6.500%	5/1/21	80,000	78,000	(c)
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	120,000	129,000
Total Gas Utilities				207,000
Independent Power Producers & Energy Traders — 4.4%
Calpine Corp., Senior Secured Notes	7.875%	7/31/20	70,000	74,725	(c)
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	40,000	41,600	(c)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	280,000	290,850	(c)
Colbun SA, Senior Notes	6.000%	1/21/20	100,000	102,850	(c)
Dynegy Inc., Bonds	7.670%	11/8/16	160,000	151,200
Edison Mission Energy, Senior Notes	7.625%	5/15/27	85,000	63,750
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	405,000	340,200
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	101,952	84,875	(d)
Energy Future Intermediate Holding Co. LLC, Senior Secured Notes	9.750%	10/15/19	40,000	41,252
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	165,000	175,671
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	340,000	367,625	(c)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	390,000	404,625
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	48,715	55,048
NRG Energy Inc., Senior Notes	7.375%	1/15/17	30,000	31,350
Total Independent Power Producers & Energy Traders				2,225,621
TOTAL UTILITIES				3,220,546
TOTAL CORPORATE BONDS & NOTES (Cost — $41,217,780)				43,615,847

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
COLLATERALIZED SENIOR LOANS — 0.8%
CONSUMER DISCRETIONARY — 0.1%
Hotels, Restaurants & Leisure — 0.1%
CityCenter Holdings LLC, Term Loan	7.500%	1/13/15	50,000		$50,542	(i)
TELECOMMUNICATION SERVICES — 0.5%
Wireless Telecommunication Services — 0.5%
Vodafone Americas Finance 2 Inc., Term Loan	6.875%	8/11/15	268,838		271,527	(i)
UTILITIES — 0.2%
Electric Utilities — 0.2%
Texas Competitive Electric Holdings Co. LLC, Term Loan B3	3.746 - 3.803%	10/10/14	98,721		83,193	(i)
TOTAL COLLATERALIZED SENIOR LOANS (Cost — $399,204)					405,262
CONVERTIBLE BONDS & NOTES — 1.9%
CONSUMER DISCRETIONARY — 1.3%
Diversified Consumer Services — 1.3%
Realogy Corp., Senior Subordinated Bonds	11.000%	4/15/18	620,000		675,800	(c)(h)
ENERGY — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
James River Coal Co., Senior Notes	3.125%	3/15/18	10,000		10,605	(c)
INDUSTRIALS — 0.5%
Marine — 0.5%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	290,000		226,925
MATERIALS — 0.1%
Chemicals — 0.1%
Hercules Inc.	6.500%	6/30/29	40,000		31,550
TOTAL CONVERTIBLE BONDS & NOTES (Cost — $734,838)					944,880
SOVEREIGN BONDS — 4.1%
Argentina — 0.9%
Republic of Argentina, GDP Linked Securities, Senior Bonds	0.000%	12/15/35	65,000		10,823	(e)
Republic of Argentina, Senior Bonds	7.000%	9/12/13	358,000		364,712
Republic of Argentina, Senior Bonds	7.000%	10/3/15	26,000		24,505
Republic of Argentina, Senior Notes	8.750%	6/2/17	25,000		25,712
Total Argentina					425,752
Brazil — 0.5%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	29,000	BRL	16,608
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	435,000	BRL	236,329
Total Brazil					252,937
Colombia — 0.2%
Republic of Colombia, Senior Notes	7.375%	3/18/19	100,000		120,500
Indonesia — 0.4%
Republic of Indonesia, Senior Bonds	10.250%	7/15/22	539,000,000	IDR	70,515
Republic of Indonesia, Senior Bonds	11.000%	9/15/25	297,000,000	IDR	40,156
Republic of Indonesia, Senior Bonds	10.250%	7/15/27	378,000,000	IDR	47,505
Republic of Indonesia, Senior Bonds	9.750%	5/15/37	408,000,000	IDR	47,265
Total Indonesia					205,441
Peru — 0.1%
Republic of Peru, Bonds	7.840%	8/12/20	170,000	PEN	65,158
Russia — 0.5%
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	140,000		147,350	(c)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	7.175%	5/16/13	70,000		76,300	(c)
Total Russia					223,650
Turkey — 0.8%
Republic of Turkey, Senior Notes	7.000%	6/5/20	12,000		13,620

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Turkey — continued
Republic of Turkey, Senior Notes	6.875%	3/17/36	377,000	$400,939
Total Turkey				414,559
Venezuela — 0.7%
Bolivarian Republic of Venezuela	5.750%	2/26/16	386,000	287,570	(c)
Bolivarian Republic of Venezuela	7.650%	4/21/25	16,000	9,800
Bolivarian Republic of Venezuela, Collective Action Securities, Global Senior Bonds	9.375%	1/13/34	53,000	36,305
Bolivarian Republic of Venezuela, Collective Action Securities, Notes	10.750%	9/19/13	28,000	28,252
Bolivarian Republic of Venezuela, Global Senior Bonds	8.500%	10/8/14	12,000	11,004
Total Venezuela				372,931
TOTAL SOVEREIGN BONDS (Cost — $2,094,509)				2,080,928

			SHARES
COMMON STOCKS — 1.8%
CONSUMER DISCRETIONARY — 1.3%
Media — 1.3%
Charter Communications Inc., Class A Shares			13,139	665,228	*
ENERGY — 0.5%
Energy Equipment & Services — 0.4%
Turbo Beta Ltd.			17,756,348	203,346	*(h)(l)
Oil, Gas & Consumable Fuels — 0.1%
SemGroup Corp., Class A Shares			866	24,386	*
TOTAL ENERGY				227,732
INDUSTRIALS — 0.0%
Building Products — 0.0%
Ashton Woods USA LLC, Class B Membership			17	7,651	*(c)(f)(h)
Nortek Inc.			229	9,847	*
TOTAL INDUSTRIALS				17,498
MATERIALS — 0.0%
Chemicals — 0.0%
Applied Extrusion Technologies Inc., Class B Shares			1,091	2,455	*(f)(h)
TOTAL COMMON STOCKS (Cost — $527,148)				912,913
CONVERTIBLE PREFERRED STOCKS — 0.6%
FINANCIALS — 0.6%
Diversified Financial Services — 0.6%
Bank of America Corp. (Cost - $286,835)	7.250%		290	293,187
PREFERRED STOCKS — 2.2%
FINANCIALS — 2.2%
Commercial Banks — 0.4%
Banesto Holdings Ltd.	10.500%		8,225	206,653	(c)
Consumer Finance — 0.7%
GMAC Capital Trust I	8.125%		12,900	328,950	(e)
Diversified Financial Services — 1.1%
Citigroup Capital XII	8.500%		14,100	371,253	(e)
Citigroup Capital XIII	7.875%		7,225	197,965	(e)
Total Diversified Financial Services				569,218
TOTAL PREFERRED STOCKS (Cost — $1,071,861)				1,104,821

		EXPIRATION DATE	WARRANTS
WARRANTS — 0.1%
Buffets Restaurant Holdings		4/28/14	169	2	*(f)(h)
Charter Communications Inc.		11/30/14	209	2,142	*
Jack Cooper Holdings Corp.		12/15/17	210	11,550	*
Nortek Inc.		12/7/14	339	2,712	*(f)(h)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
SemGroup Corp.		11/30/14	912	$9,348	*(f)
Turbo Beta Ltd.		11/1/14	1	0	*(f)(h)(l)
TOTAL WARRANTS (Cost — $4,740)				25,754
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $46,336,915)				49,383,592

	RATE	MATURITY DATE	FACE AMOUNT †
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government Agencies — 0.0%
Federal National Mortgage Association (FNMA), Discount Notes (Cost - $9,998)	0.051 - 0.240%	5/9/11	10,000	9,998	(j)(k)
TOTAL INVESTMENTS — 97.6% (Cost — $46,346,913#)				49,393,590
Other Assets in Excess of Liabilities — 2.4%				1,238,788
TOTAL NET ASSETS — 100.0%				$50,632,378

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	The maturity principal is currently in default as of March 31, 2011.
(b)	The coupon payment on these securities is currently in default as of March 31, 2011.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(f)	Illiquid security.
(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).
(i)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(j)	Rate shown represents yield-to-maturity.
(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(l)	Restricted security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	BRL	- Brazilian Real
	EUR	- Euro
	GDP	- Gross Domestic Product
	IDR	- Indonesian Rupiah
	OJSC	- Open Joint Stock Company
	PEN	- Peruvian Nuevo Sol

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets in high-yield debt securities issued by U.S. and foreign corporations and foreign governments. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes	—	$43,615,847	$0	*	$43,615,847
Collateralized senior loans	—	405,262	—		405,262
Convertible bonds & notes	—	269,080	675,800		944,880
Sovereign bonds	—	2,080,928	—		2,080,928
Common stocks:
Consumer discretionary	$665,228	—	—		665,228
Energy	24,386	—	203,346		227,732
Industrials	9,847	—	7,651		17,498
Materials	—	—	2,455		2,455
Convertible preferred stocks	293,187	—	—		293,187
Preferred stocks	898,168	206,653	—		1,104,821
Warrants	11,490	11,550	2,714		25,754
Total long-term investments	$1,902,306	$46,589,320	$891,966		$49,383,592
Short-term investments†	—	9,998	—		9,998
Total investments	$1,902,306	$46,599,318	$891,966		$49,393,590
Other financial instruments:
Futures contracts	$15,472	—	—		$15,472
Total	$1,917,778	$46,599,318	$891,966		$49,409,062

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$10,532	—	—	$10,532
Forward foreign currency contracts	—	$17,550	—	17,550
Total	$10,532	$17,550	—	$28,082

†See Schedule of Investments for additional detailed categorizations.

* Value is less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE
	BONDS &		COLLATERALIZED	CONVERTIBLE	COMMONSTOCKS
INVESTMENTS INSECURITIES	NOTES		SENIOR LOANS	BONDS &NOTES	ENERGY	INDUSTRIALS	MATERIALS	WARRANTS	TOTAL
Balance as of December 31, 2010	$202,816		$263,900	—	—	$7,651	$2,455	$7,631	$484,453
Accrued premiums/discounts	70		79	$2,720	—	—	—	—	2,869
Realized gain(loss)(1)	—		—	—	—	—	—	(11)	(11)
Change in unrealized appreciation (depreciation)(2)	19,714		(5,505)	249,854	$25,782	—	—	6,644	296,489
Net purchases (sales)	—		(258,474)	423,226	177,564	—	—	—	342,316
Transfers into Level 3	—		—	—	—	—	—	—	—
Transfers out of Level 3	(222,600)		—	—	—	—	—	(11,550)	(234,150)
Balance as of March 31, 2011	$0	*	—	$675,800	$203,346	$7,651	$2,455	$2,714	$891,966
Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2011(2)	—		—	$249,854	$25,782	—	—	344	$275,980

* Value is less than $1.

(1) This amount is included in net realized gain (loss) from investment transactions.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Forward Foreign Currency Contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Futures Contracts. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and Market Risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Notes to Schedule of Investments (unaudited) (continued)

(h) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of March 31, 2011, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $17,550. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(i) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,302,275
Gross unrealized depreciation	(1,255,598)
Net unrealized appreciation	$3,046,677

At March 31, 2011, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	4	6/11	$478,778	$494,250	$15,472
Contracts to Sell:
U.S. Treasury 5-Year Notes	17	6/11	1,974,882	1,985,414	(10,532)
Net unrealized gain on open futures contracts					$4,940

At March 31, 2011, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Sell:
Euro	Citibank, N.A.	92,435	$130,891	5/18/11	$ (4,916)
Euro	Citibank, N.A.	250,000	354,007	5/18/11	(8,404)
Euro	Royal Bank of Scotland PLC	100,000	141,603	5/18/11	(4,230)
Net unrealized loss on open forward foreign currency contracts					$(17,550)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2011.

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$15,472	$(10,532)	—	—	$4,940
Foreign Exchange Contracts	—	—	—	$(17,550)	(17,550)
Total	$15,472	$(10,532)	—	$(17,550)	$(12,610)

During the period ended March 31, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$497,406
Futures contracts (to sell)	1,996,903
Forward foreign currency contracts (to sell)	608,318

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: May 24, 2011